Exhibit 99.1

World Omni Auto Receivables Trust 2021-C

Monthly Servicer Certificate

November 30, 2024

Dates Covered
Collections Period	11/01/24 - 11/30/24
Interest Accrual Period	11/15/24 - 12/15/24
30/360 Days	30
Actual/360 Days	31
Distribution Date	12/16/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/24	220,286,556.31	19,722
Yield Supplement Overcollateralization Amount 10/31/24	2,268,368.06	0
Receivables Balance 10/31/24	222,554,924.37	19,722
Principal Payments	12,471,192.17	420
Defaulted Receivables	179,675.93	11
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/24	2,045,170.21	0
Pool Balance at 11/30/24	207,858,886.06	19,291

Pool Statistics	$ Amount	# of Accounts
Pool Factor	17.45%
Prepayment ABS Speed	1.09%
Aggregate Starting Principal Balance	1,202,898,752.29	49,569

Delinquent Receivables:
Past Due 31-60 days	4,931,669.29	294
Past Due 61-90 days	1,521,962.39	89
Past Due 91-120 days	269,912.42	17
Past Due 121+ days	0.00	0
Total	6,723,544.10	400

Total 31+ Delinquent as % Aggregate Ending Principal Balance	3.20%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.85%
Delinquency Trigger Occurred	NO

Recoveries	82,574.30
Aggregate Net Losses/(Gains) - November 2024	97,101.63
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.52%
Prior Net Losses/(Gains) Ratio	0.09%
Second Prior Net Losses/(Gains) Ratio	-0.10%
Third Prior Net Losses Ratio/(Gains)	0.07%
Four Month Average	0.15%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.46%

Overcollateralization Target Amount	5,849,148.06
Actual Overcollateralization	5,849,148.06
Weighted Average Contract Rate	4.13%
Weighted Average Contract Rate, Yield Adjusted	5.20%
Weighted Average Remaining Term	26.68

Flow of Funds	$ Amount
Collections	13,314,066.20
Investment Earnings on Cash Accounts	14,534.19
Servicing Fee	(185,462.44)
Transfer to Collection Account	-
Available Funds	13,143,137.95

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	76,030.72
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	24,563.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	15,502.50
(7) Noteholders' Third Priority Principal Distributable Amount	6,578,522.19
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,849,148.06
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	599,371.48

Total Distributions of Available Funds	13,143,137.95

Servicing Fee	185,462.44
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,114,250,000.00
Original Class B	35,090,000.00
Original Class C	17,550,000.00

Total Class A, B, & C
Note Balance @ 11/15/24	214,437,408.25
Principal Paid	12,427,670.25
Note Balance @ 12/16/24	202,009,738.00

Class A-1
Note Balance @ 11/15/24	0.00
Principal Paid	0.00
Note Balance @ 12/16/24	0.00
Note Factor @ 12/16/24	0.0000000%

Class A-2
Note Balance @ 11/15/24	0.00
Principal Paid	0.00
Note Balance @ 12/16/24	0.00
Note Factor @ 12/16/24	0.0000000%

Class A-3
Note Balance @ 11/15/24	61,567,408.25
Principal Paid	12,427,670.25
Note Balance @ 12/16/24	49,139,738.00
Note Factor @ 12/16/24	12.7632368%

Class A-4
Note Balance @ 11/15/24	100,230,000.00
Principal Paid	0.00
Note Balance @ 12/16/24	100,230,000.00
Note Factor @ 12/16/24	100.0000000%

Class B
Note Balance @ 11/15/24	35,090,000.00
Principal Paid	0.00
Note Balance @ 12/16/24	35,090,000.00
Note Factor @ 12/16/24	100.0000000%

Class C
Note Balance @ 11/15/24	17,550,000.00
Principal Paid	0.00
Note Balance @ 12/16/24	17,550,000.00
Note Factor @ 12/16/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	116,096.22
Total Principal Paid	12,427,670.25
Total Paid	12,543,766.47

Class A-1
Coupon	0.11273%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.22000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.44000%
Interest Paid	22,574.72
Principal Paid	12,427,670.25
Total Paid to A-3 Holders	12,450,244.97

Class A-4
Coupon	0.64000%
Interest Paid	53,456.00
Principal Paid	0.00
Total Paid to A-4 Holders	53,456.00

Class B
Coupon	0.84000%
Interest Paid	24,563.00
Principal Paid	0.00
Total Paid to B Holders	24,563.00

Class C
Coupon	1.06000%
Interest Paid	15,502.50
Principal Paid	0.00
Total Paid to C Holders	15,502.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.0994920
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	10.6502500
Total Distribution Amount	10.7497420

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0586341
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	32.2788246
Total A-3 Distribution Amount	32.3374587

A-4 Interest Distribution Amount	0.5333333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.5333333

B Interest Distribution Amount	0.7000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.7000000

C Interest Distribution Amount	0.8833333
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.8833333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	529.34
Noteholders' Principal Distributable Amount	470.66

Account Balances	$ Amount
Reserve Account
Balance as of 11/15/24	2,924,574.03
Investment Earnings	10,996.13
Investment Earnings Paid	(10,996.13)
Deposit/(Withdrawal)	-
Balance as of 12/16/24	2,924,574.03
Change	-

Required Reserve Amount	2,924,574.03

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$2,045,343.39	$3,762,074.93	$1,670,409.41
Number of Extensions	125	229	96
Ratio of extensions to Beginning of Period Receivables Balance	0.92%	1.59%	0.67%